GENERAL	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 – GENERAL

Vascular Biogenics Ltd. (“VBL” or the “Company”) is a biotechnology company developing targeted medicines for immune-inflammatory diseases. VBL’s lead immunology product candidate, VB-601, is a targeted antibody for immune-inflammatory applications expected to enter a Phase 1 first-in-human trial in the first quarter of 2023, subject to the Company’s ongoing strategic process. The product candidate has shown disease-modifying activity across multiple preclinical models including multiple sclerosis, rheumatoid arthritis and inflammatory bowel disease.

On July 19, 2022, VBL announced top-line results from its Phase 3 OVAL clinical trial. The trial did not meet the primary endpoints of achieving a statistically significant improvement in progression-free survival (“PFS”) or overall survival (“OS”) and VBL discontinued the trial. VBL has conducted a strategic review of the ofra-vec program and has ceased further development of ofra-vec in all indications. As these results are considered a triggering event, VBL performed an impairment test on all of its assets in the third quarter of 2022. The Company concluded that the value of its gene therapy manufacturing facility is in excess of its carrying value and therefore is not subject to impairment. However, there can be no assurance that the Company will be successful in its efforts to monetize the manufacturing facility, which may lead to an impairment of these assets in a future period. Upon evaluation of the remaining assets and liabilities, (i) VBL wrote off all long term prepaids assets, (ii) recorded severance provisions (including additional termination benefits) for the remaining full time employees, (iii) modified the term of the lease right-of- use assets and liabilities due to reassessment of exercise of the renewal option and reduced the remaining period from 4.5 years to 18 months, and (iv) recognized the remaining deferred revenue from the exclusive license agreement with Nanocarrier for the development, commercialization, and supply of ofra-vec in Japan for all indications (the “NanoCarrier License”), which has since been terminated.

In August 2022, VBL announced an organizational streamlining designed to reduce operating expenses and preserve capital and to date, has reduced its workforce by approximately 48%, and its board of directors was also reduced from nine to six members. In August 2022, VBL also announced that it is exploring strategic alternatives to enhance shareholder value and engaged Chardan Capital Markets, LLC (“Chardan”) as its exclusive financial advisor to assist in this process. No timetable has been established for the completion of this process, and VBL does not expect to disclose developments unless and until the board of directors has concluded that disclosure is appropriate or required.

In August 2022, VBL also received a deficiency letter from the Listing Qualifications Department of the Nasdaq Stock Market LLC, or Nasdaq, notifying that the Company’s listed securities did not maintain the minimum bid price requirement of $1.00 per ordinary share for continued listing on The Nasdaq Global Market for a period of 30 consecutive business days as required under Nasdaq Listing Rule 5450(a)(1). The Nasdaq deficiency letter does not result in the immediate delisting of VBL’s ordinary shares, and the Company’s ordinary shares will continue to trade uninterrupted under the symbol “VBLT.” Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), VBL has a compliance period of 180 calendar days, or until February 27, 2023 , to regain compliance with Nasdaq’s minimum bid price requirement. If at any time during the compliance period, the Company’s ordinary shares have a closing bid price of at least $1.00 for 10 consecutive business days, Nasdaq will provide the Company with a written confirmation of compliance and the matter will be closed. In the event the Company does not regain compliance by February 27, 2023, VBL may be eligible for an additional 180 day period to regain compliance or may face delisting. Further, under Nasdaq Listing Rules 5810(c)(1) and 5810(c)(3)(A)(iii), if VBL’s trading price falls below $0.10 for ten consecutive trading days, the Company will receive a Staff Delisting Determination providing for automatic suspension and delisting. VBL can appeal in writing to be granted an exception to remain listed for up to an additional 180 day period to regain compliance if the Hearings Panel believes the Company will be able to regain compliance with the $1.00 minimum bid price requirement within that timeframe . VBL intends to monitor the closing bid price of its ordinary shares and may, if appropriate, consider available options to regain compliance with the minimum bid price requirement. If the Company does not regain compliance with the bid price requirement by the end of the second compliance period, or if its trading price falls below $0.10 for ten consecutive trading days, VBL’s stock will be subject to delisting.

In August 2022, VBL received $1.1 million as part of the grant from the European Innovation Council, or EIC, for development of ofra-vec.

Since inception, VBL has incurred significant losses, and it expects to continue to incur significant expenses and losses for at least the next several years. As of September 30, 2022, VBL had an accumulated deficit of $291.1 million and cash, cash equivalents, short-term bank deposits and restricted bank deposits of $27.7 million. Based on its current cash resources, and successful implementation of its reduction in workforce, VBL believes its current cash will be sufficient to fund estimated operating expenses and capital expenditure requirements for at least 12 months from the date of the filing of these financial statements. VBL is undertaking a review of its strategic options and any transaction resulting from such review may impact this projection. Further, its losses may fluctuate significantly from quarter to quarter and year to year, depending on the timing of its clinical trials, the receipt of payments under any future collaboration agreements it may enter into, its expenditures on other research and development activities, as well as any strategic options it may pursue. VBL may seek to raise more capital to pursue additional activities, including through a combination of private and public equity offerings, debt, government grants, strategic collaborations and licensing arrangements. Additional financing may not be available when VBL needs it or may not be available on terms that are favorable to VBL.

If VBL is unable to raise additional funds through equity or debt financings or through strategic alliances when needed, or conclude any strategic transaction for its assets to maximize shareholder value, it may be required to delay, limit, reduce or terminate its product development efforts or cease operations altogether. Failure to obtain additional financing will have a material, adverse impact on the Company’s business operations and there can be no assurance that VBL will be able to obtain the needed financing to achieve its goals on acceptable terms or at all.